Schedule H, Part IV, Line 4(a) – Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Part IV, Line 4(a) – Schedule of Delinquent Participant Contributions
Air Products and Chemicals, Inc. Retirement Savings Plan
Employer ID No: 23-1274455, Plan No: 001
Schedule H, Part IV, Line 4(a) – Schedule of Delinquent Participant Contributions
For the Year Ended 31 December 2025
(In thousands)

Participant Contributions Transferred Late to the Plan	Total that Constitute Nonexempt Prohibited Transactions
Check Here if Late Participant Loan Repayments are Included: ✓(A)	Contributions Not Corrected	Contributions Corrected Outside VFCP (A)	Contributions Pending Correction in VFCP	Totally Fully Corrected Under VFCP and PTE 2002-51
$102	$—	$102	$—	$—
(A) Relates to participant contributions that were remitted late but corrected in 2024. Refer to Note 8, Party-In-Interest Transactions, for additional information.